Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest income
Interest and fees on loans	$ 24,652	$ 20,241	$ 18,734
Interest on securities
Taxable	7,993	8,345	8,179
Non-taxable	1,808	2,579	3,319
Other interest	908	193	273
Total interest income	35,361	31,358	30,505
Interest expense
Deposits	7,719	2,811	1,922
Other borrowed funds	2,003	1,648	1,421
Total interest expense	9,722	4,459	3,343
Net interest income	25,639	26,899	27,162
(Provision for) reversal of loan losses	(573)	(334)	543
Net interest income after (provision for) reversal of loan losses	25,066	26,565	27,705
Non-interest income
Net gains on sales of securities	191	11	105
Other income	2,015	1,148	1,315
Total non-interest income	9,748	8,600	8,297
Non-interest expense
Salaries and employee benefits	14,883	14,530	14,772
Occupancy expense	2,099	2,017	2,175
Equipment expense	3,146	3,713	3,210
Other expense	7,430	7,404	8,070
Total non-interest expense	27,558	27,664	28,227
Income before income taxes	7,256	7,501	7,775
Income tax expense	1,354	828	4,071
Net income	$ 5,902	$ 6,673	$ 3,704
Net income per share - basic	$ 1.17	$ 1.36	$ 0.76
Net income per share - diluted	$ 1.17	$ 1.36	$ 0.76
Weighted average shares outstanding
Basic	5,063,736	4,889,420	4,878,691
Diluted	5,066,103	4,899,218	4,895,848
Deposit Account [Member]
Non-interest income
Other income	$ 4,413	$ 4,562	$ 4,239
Financial Service, Other [Member]
Non-interest income
Other income	$ 3,129	$ 2,879	$ 2,638